Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment (PP&E)

								$ million
	Land and land improvements	Buildings	Oil and gas propertiesa c	Plant, machinery and equipment	Fittings, fixtures and office equipment[c]	Transportation	Oil depots, storage tanks and service stations	Total
Cost - owned PP&E
At 1 January 2023	3,513	950	179,028	44,662	2,202	3,076	10,089	243,520
Exchange adjustments	112	2	—	294	31	2	342	783
Additions	134	48	8,252	2,921	221	80	1,126	12,782
Acquisitions	206	—	—	27	12	48	1,060	1,353
Transfers from intangible assets	—	—	171	—	—	—	—	171
Reclassified as assets held for sale	(7)	—	—	(3)	(3)	(1)	(74)	(88)
Deletions and disposals	(34)	(8)	(2,105)	(517)	(173)	(247)	(319)	(3,403)
At 31 December 2023	3,924	992	185,346	47,384	2,290	2,958	12,224	255,118
Depreciation - owned PP&E
At 1 January 2023	700	501	111,434	22,903	1,671	2,431	5,819	145,459
Exchange adjustments	14	3	—	200	18	2	206	443
Charge for the year	45	30	10,468	1,519	163	85	629	12,939
Impairment losses	108	22	3,628	1,467	—	10	58	5,293
Impairment reversals	—	—	(18)	—	—	(9)	—	(27)
Reclassified as assets held for sale	(1)	—	—	(2)	(1)	(1)	(74)	(79)
Deletions and disposals	(28)	(3)	(2,070)	(416)	(167)	(226)	(275)	(3,185)
At 31 December 2023	838	553	123,442	25,671	1,684	2,292	6,363	160,843
Owned PP&E - net book amount at 31 December 2023	3,086	439	61,904	21,713	606	666	5,861	94,275
Right-of-use assets - net book amount at 31 December 2023[b]	—	1,243	53	916	4	2,463	5,765	10,444
Total PP&E - net book amount at 31 December 2023	3,086	1,682	61,957	22,629	610	3,129	11,626	104,719
Cost - owned PP&E
At 1 January 2022[c]	3,713	1,245	208,778	44,037	2,213	3,033	10,241	273,260
Exchange adjustments	(184)	(30)	—	(599)	(83)	(14)	(590)	(1,500)
Additions	51	31	6,221	2,188	252	42	993	9,778
Acquisitions	1	40	—	998	—	37	3	1,079
Transfers from intangible assets	—	—	357	—	—	—	—	357
Reclassified as assets held for sale	(49)	—	(4,351)	(1,408)	—	—	—	(5,808)
Deletions and disposals	(19)	(336)	(31,977)	(554)	(180)	(22)	(558)	(33,646)
At 31 December 2022	3,513	950	179,028	44,662	2,202	3,076	10,089	243,520
Depreciation - owned PP&E
At 1 January 2022[c]	706	654	135,294	21,841	1,774	2,388	5,783	168,440
Exchange adjustments	(26)	(21)	—	(299)	(61)	(11)	(354)	(772)
Charge for the year	47	26	9,770	1,457	135	72	501	12,008
Impairment losses	6	14	1,251	1,487	—	4	336	3,098
Impairment reversals	—	—	(2,221)	(65)	—	(5)	—	(2,291)
Reclassified as assets held for sale	(18)	—	(3,972)	(1,164)	—	—	—	(5,154)
Deletions and disposals	(15)	(172)	(28,688)	(354)	(177)	(17)	(447)	(29,870)
At 31 December 2022	700	501	111,434	22,903	1,671	2,431	5,819	145,459
Owned PP&E - net book amount at 31 December 2022	2,813	449	67,594	21,759	531	645	4,270	98,061
Right-of-use assets - net book amount at 31 December 2022[b]	—	1,157	17	926	7	2,333	3,543	7,983
Total PP&E - net book amount at 31 December 2022	2,813	1,606	67,611	22,685	538	2,978	7,813	106,044

Assets under construction included above
At 31 December 2023								13,390
At 31 December 2022								22,313
Depreciation charge for the year on right-of-use assets
2023		196	16	558	5	1,055	783	2,613
2022		190	18	321	10	853	577	1,969
[a]For information on significant estimates and judgements made in relation to the estimation of oil and natural reserves see Property, plant and equipment within Note 1.
[b]$661 million (2022 $560 million) of drilling rig right-of-use assets and $2,337 million (2022 $2,208 million) of shipping vessel right-of-use assets are included in Plant, machinery and equipment and Transportation respectively.
[c]An amendment has been made to prior year balances to correctly present offsetting movements in oil and gas properties (an increase of $744 million) and fittings, fixtures and office equipment (a decrease of $18 million) cost and depreciation. The amendment has no impact on reported profit or net book amounts of PPE.